SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

NOTE 5: — SHARE-BASED PAYMENT

In May 2022 as part of the Group Restructuring, the Company established the Freightos 2022 Long-term Incentive Plan (the “2022 Plan”), which is intended to be a successor to the Company’s 2012 Global Incentive Option Scheme (the “2012 Plan”), such that no additional stock awards will be granted under the 2012 Plan. Any shares that otherwise remained available for future grants under the 2012 Plan ceased to be available under the 2012 Plan and will not be available for grants under the 2022 Plan. In addition, Freightos-HK assigned to the Company all rights, obligations and liabilities under the 2012 Plan and all options to purchase Freightos-HK Ordinary shares that were granted under the 2012 Plan, whether vested or unvested, have been converted into and became options to purchase an identical number of Ordinary shares of the Company under the 2022 Plan.

The fair value of share options, granted in the periods of six months ended June 30, 2024 and 2023, was estimated using the Black- Scholes option pricing model with the following assumptions:

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Weighted average expected term (years)	5.44-6.11	5.96-6.37
Interest rate	4.24%	4.18%-4.21%
Volatility	47.29%-48.21%	47.56%-47.12%
Dividend yield	0%	0%

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

NOTE 5: — SHARE-BASED PAYMENT (Cont.)

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Cost of revenue	$190	$159
Research and development	318	295
Selling and marketing	403	261
General and administrative	683	413
	$1,594	$1,128

The changes in outstanding share options were as follows:

	For the period of six months
	ended June 30,
	2024 (unaudited)		2023 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	4,908,983	3.25	5,286,884	3.21
Granted	18,100	0.01	264,291	4.25
Exercised	(271,036)	0.91	(23,126)	0.81
Forfeited	(205,828)	3.67	(79,476)	2.64
Options outstanding at end of the period	4,450,219	3.36	5,448,573	3.27
Options exercisable at end of the period	3,182,050	2.83	3,112,899	1.97

Based on the above inputs, the weighted average fair value of the options granted in the periods of six months ended June 30, 2024 and 2023, was determined at $2.85 and $2.16 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of June 30, 2024 was 7.31 years (as of December 31, 2023: 6.63 years).

The range of exercise prices for share options outstanding as of June 30, 2024 was $0.01 — $8.44 (as of December 31, 2023 was $0.01 — $8.44).

There were no Restricted share units (“RSU”) grants in the six months ended June 30, 2023. The changes in outstanding RSU for the six months ended June 30, 2024 were as follows:

		Weighted-
	Number	average fair
	of Units	value
Balance at January 1, 2024	919,750	2.76
Granted	382,988	2.86
Vested	(41,775)	2.36
Cancelled	(102,013)	2.74
Units outstanding at June 30, 2024	1,158,950	2.80

As of June 30, 2024 there was $1,235 of total unrecognized compensation cost related to unvested RSUs which is expected to be recognized over a weighted-average period of 2.51 years.